Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income	$ 52,962	$ 48,215	$ 38,945
Unrealized (loss) gain on available-for-sale securities arising during period	6,388	(8,244)	5,370
Reclassification adjustment for net gains	(1,156)	(764)	(954)
Other comprehensive income (loss), available-for-sale securities	5,232	(9,008)	4,416
Amortization of actuarial net gains	669	895	696
Recognition of unrealized gains (losses)	(4,584)	2,457	(1,119)
Change in underfunded pension liability	(3,915)	3,352	(423)
Other comprehensive (loss) income before income taxes	1,317	(5,656)	3,993
Tax effect	(486)	2,088	(1,508)
Other comprehensive (loss) income, net of tax	831	(3,568)	2,485
Comprehensive income, net of tax	$ 53,793	$ 44,647	$ 41,430